UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenlight Capital, Inc.
Address: 140 East 45th Street
         24th Floor
         New York, New York  10017

13F File Number:  28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Roitman
Title:     Chief Operating Officer
Phone:     212.973.1900

Signature, Place, and Date of Signing:

     Daniel Roitman     New York, New York     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     $3,003,500 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-                           DME Advisors, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106   308721  4891800 SH       SOLE                  4891800
AMERIPRISE FINL INC            COM              03076C106    42296   670200 SH       SOLE    1              670200
BAUSCH & LOMB INC              COM              071707103    20640   322500 SH       SOLE                   322500
BAUSCH & LOMB INC              COM              071707103     2912    45500 SH       SOLE    1               45500
BEAR STEARNS COS INC           COM              073902108   215274  1752900 SH  PUT  SOLE                  1752900
BEAR STEARNS COS INC           COM              073902108    30346   247100 SH  PUT  SOLE    1              247100
BEAZER HOMES USA INC           NOTE 4.625% 6/1  07556QAL9     2692  3650400 PRN      SOLE                  3650400
BEAZER HOMES USA INC           NOTE 4.625% 6/1  07556QAL9      380   514600 PRN      SOLE    1              514600
BIOFUEL ENERGY CORP            COM              09064Y109    35288  6094661 SH       SOLE                  6094661
BIOFUEL ENERGY CORP            COM              09064Y109     8381  1447443 SH       SOLE    1             1447443
CHILDRENS PL RETAIL STORES I   COM              168905107    14506   597457 SH       SOLE                   597457
CHILDRENS PL RETAIL STORES I   COM              168905107     2045    84236 SH       SOLE    1               84236
COVIDIEN LTD                   COM              G2552X108   123662  2979800 SH       SOLE                  2979800
COVIDIEN LTD                   COM              G2552X108    17438   420200 SH       SOLE    1              420200
EINSTEIN NOAH REST GROUP INC   COM              28257U104   187090  9983469 SH       SOLE                  9983469
EINSTEIN NOAH REST GROUP INC   COM              28257U104    14055   750000 SH       SOLE    1              750000
EMPLOYERS HOLDINGS INC         COM              292218104    45140  2190200 SH       SOLE                  2190200
EMPLOYERS HOLDINGS INC         COM              292218104     2778   134800 SH       SOLE    1              134800
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109    15386  1711510 SH       SOLE                  1711510
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     1578   175498 SH       SOLE    1              175498
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107   336464  7924253 SH       SOLE                  7924253
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107    50771  1195747 SH       SOLE    1             1195747
M D C HLDGS INC                COM              552676108   168034  4104400 SH       SOLE                  4104400
M D C HLDGS INC                COM              552676108    13330   325600 SH       SOLE    1              325600
MERCER INTL INC                COM              588056101     4328   457945 SH       SOLE                   457945
MERCER INTL INC                NOTE 8.500%10/1  588056AG6    20625 15500000 PRN      SOLE                 15500000
MI DEVS INC                    CL A SUB VTG     55304X104   156610  4730000 SH       SOLE                  4730000
MI DEVS INC                    CL A SUB VTG     55304X104     8112   245000 SH       SOLE    1              245000
MICROSOFT CORP                 COM              594918104   244860  8311600 SH       SOLE                  8311600
MICROSOFT CORP                 COM              594918104    36483  1238400 SH       SOLE    1             1238400
MICROSOFT CORP                 COM              594918104    35629  1209400 SH  CALL SOLE                  1209400
MICROSOFT CORP                 COM              594918104     2522    85600 SH  CALL SOLE    1               85600
PHARMERICA CORP                COM              71714F104     4461   299000 SH       SOLE                   299000
PHARMERICA CORP                COM              71714F104      630    42200 SH       SOLE    1               42200
SAIC INC                       COM              78390X101   143012  7452411 SH       SOLE                  7452411
SAIC INC                       COM              78390X101    26154  1362889 SH       SOLE    1             1362889
SCOTTISH RE GROUP LIMITED      SHS              G73537410     5880  1843110 SH       SOLE                  1843110
SCOTTISH RE GROUP LIMITED      SHS              G73537410      302    94600 SH       SOLE    1               94600
TARGET CORP                    COM              87612E106   198836  3127825 SH       SOLE                  3127825
TARGET CORP                    COM              87612E106    28029   440920 SH       SOLE    1              440920
TERNIUM SA                     SPON ADR         880890108    10840   345210 SH       SOLE                   345210
TERNIUM SA                     SPON ADR         880890108     1535    48900 SH       SOLE    1               48900
URS CORP NEW                   COM              903236107    49557   877900 SH       SOLE                   877900
URS CORP NEW                   COM              903236107     6893   122100 SH       SOLE    1              122100
US BIOENERGY CORP              COM              90342V109    14631  1897692 SH       SOLE                  1897692
US BIOENERGY CORP              COM              90342V109     2062   267441 SH       SOLE    1              267441
WALTER INDS INC                COM              93317Q105    76425  2841088 SH       SOLE                  2841088
WALTER INDS INC                COM              93317Q105     9700   360600 SH       SOLE    1              360600
WASHINGTON GROUP INTL INC      COM NEW          938862208   238317  2714012 SH       SOLE                  2714012
WASHINGTON GROUP INTL INC      COM NEW          938862208    17860   203388 SH       SOLE    1              203388